Investment in Associates - Summary of Investments in Associates and Financial Information (Details) - CLP ($) $ in Millions		6 Months Ended		12 Months Ended
	Apr. 22, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Investment amount		$ 8,218		$ 7,149	$ 9,605
Income		(1,122)	$ 370	(2,794)
Assets		34,292,707		35,486,448
LIABILITIES		31,914,692		33,103,113
Equity		1,862,826	1,862,826	1,862,826
Income		168,179	$ (732,203)
Associates
Disclosure of associates [line items]
Assets		1,197,514		1,025,347
LIABILITIES		1,113,923		949,385
Equity		98,539		101,683
Income		$ (14,948)		$ (25,721)
Nexus S.A [member]
Disclosure of associates [line items]
Entity's share		14.8148%		14.8148%
Investment amount		$ 1,580		$ 1,278
Income		301		(1,341)
Assets		19,695		19,210
LIABILITIES		9,066		10,585
Equity		8,404		17,676
Income		$ 2,225		$ (9,051)
Transbank S.A
Disclosure of associates [line items]
Entity's share		8.7188%		8.7188%
Investment amount	$ 872	$ 5,044		$ 5,871
Income		(1,698)		(1,453)
Assets		1,140,290		1,006,137
LIABILITIES		1,085,897		938,800
Equity		74,836		84,007
Income		$ (20,443)		$ (16,670)
Number of shares issued	4,443,856
Increase in share capital	$ 30,000
Combanc S.A. [Member]
Disclosure of associates [line items]
Entity's share		8.1848%
Investment amount		$ 541
Income		234
Assets		7,373
LIABILITIES		820
Equity		3,061
Income		$ 3,492
Imerc OTC S.A. [Member]
Disclosure of associates [line items]
Entity's share		8.6624%
Investment amount		$ 1,053
Income		41
Assets		30,156
LIABILITIES		18,140
Equity		12,238
Income		$ (222)